Commitments and contingencies - Other commitments (Details) - Contractual Obligations [Member] $ in Thousands	Dec. 31, 2020 USD ($)
2021
Disclosure of other provisions [line items]
Other commitments	$ 64,768
2022
Disclosure of other provisions [line items]
Other commitments	3,304
2023
Disclosure of other provisions [line items]
Other commitments	539
2024
Disclosure of other provisions [line items]
Other commitments	539
2025
Disclosure of other provisions [line items]
Other commitments	539
Thereafter
Disclosure of other provisions [line items]
Other commitments	$ 2,571